Short-Term Borrowings	12 Months Ended
Dec. 31, 2013
Short-Term Borrowings [Abstract]
Short-Term Borrowings
(7) Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2013	2012	2011

Amount outstanding at December 31,	$204,162	159,846	147,563
Maximum amount outstanding at any month end	204,162	166,374	148,002
Average amount outstanding	180,275	152,982	133,803
Weighted average interest rate:
For the year	0.82%	0.96	1.18
As of year end	0.82	0.89	1.13

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the Federal Home Loan Bank of New York which approximates the balance of securities pledged against such borrowings. The line of credit requires securities to be pledged as collateral for the amount borrowed. As of December 31, 2013 and 2012, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York and, as a result, there were no related securities pledged.